Income Tax	3 Months Ended
Mar. 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
Income Tax	Income TaxesFor the years ended December 31, 2020, 2019 and 2018, the Company did not have a current or deferred income tax expense or (benefit). Accordingly, the effective tax rate for the Company for the years ended December 31, 2020, 2019 and 2018 was zero percent. A reconciliation of the anticipated income tax expense/
(benefit) computed by applying the statutory federal income tax rate of 21% to income before taxes to the amount reported in the statement of operations and comprehensive loss is as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. federal taxes at statutory rate	21.0%	21.0%	21.0%
State taxes (net of federal benefit)	2.1	3.5	2.1
Research and development tax credits	0.6	3.4	3.7
Non-deductible stock-based compensation	(7.8)	(3.3)	(4.3)
Non-deductible expenses	—	(0.5)	(0.3)
Change in valuation allowance	(15.9)	(24.1)	(22.2)
Effective tax rate	—%	—%	—%
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets were as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$44,583	$17,599
Stock-based compensation	7,538	376
Accrued compensation	2,337	1,331
Research and development credits	4,667	2,190
Deferred rent	493	52
Unearned revenue	186	—
Deferred employer taxes	1,050	—
Interest expense	479	10
Other	23	18
Gross deferred tax assets	61,356	21,576
Valuation allowance	(58,264)	(20,082)
Total deferred tax assets	3,092	1,494

Deferred tax liabilities:
Property and equipment	(685)	(344)
Capitalized software	(2,407)	(1,150)
Total deferred tax liabilities	(3,092)	(1,494)
Net deferred tax assets	$—	$—
As of December 31, 2020, the Company had the following tax net operating loss carryforwards available to reduce future federal and state taxable income, and tax credit carryforwards available to offset future federal and Connecticut income taxes:

	Amount	Expiration period
Tax net operating loss carryforwards:
Federal (pre-2018 net operating losses)	33,056	2036-2037
Federal (post-2017 net operating losses)	155,554	No expiration
State	66,937	2028-2042
State	10,356	No expiration
Tax credit carryforwards:
Federal research and development	3,368	2038-2040
Connecticut research and experimental	762	2034-2035
Connecticut research and development	883	No expiration
The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property.
The CARES Act also provides for the elective deferral of the deposit and payment of the employer share of Social Security taxes for the period beginning March 27, 2020 and ending December 31, 2020. Under the CARES Act, 50% percent of the employer portion of Social Security tax is to be remitted no later than December 31, 2021, with the remaining 50% to be remitted no later than December 31, 2022. The Company has evaluated the effect of the elective deferral on its income tax positions and determined that the corresponding deduction related to the employer portion of Social Security tax is not deductible in the year ended December 31, 2020, resulting in a nominal deferred tax asset. The Company continues to evaluate the potential effects the CARES Act may have on its operations and consolidated financial statements in future periods.
Future realization of the tax benefits of existing temporary differences and carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020 and 2019, the Company performed an evaluation to determine whether a valuation allowance was needed. Based on the Company’s analysis, which considered all available evidence, both positive and negative, the Company determined that it is more likely than not that its net deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2020 and 2019. The valuation allowance increased by $38.2 million in 2020 and $7.2 million in 2019 primarily due to the increase in net operating loss carryforwards, research and development tax credits, accrued compensation expenses, stock-based compensation and deferred rent expense.
Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. Generally, an ownership change occurs when certain shareholders increase their aggregated ownership by more than 50 percentage points over their lowest ownership percentage in a testing period (typically three years). The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since becoming a “loss corporation” as defined in Section 382. Future changes in stock ownership, which may be outside of the Company’s control, may trigger an ownership change. In addition, future equity offerings or acquisitions that have an equity component of the purchase price could result in an ownership change. If an ownership change has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited.
ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements by prescribing a model for recognizing, measuring, and disclosing uncertain tax positions. Unrecognized income tax benefits represent income tax positions taken on income tax returns but not yet recognized in the financial statements.
As of December 31, 2020 and 2019, the Company had nominal gross unrecognized tax benefits which, if recognized, would not impact the effective tax rate due to the Company’s valuation allowance position. Due to the uncertainties associated with any examinations that may arise with the relevant tax authorities, it is not possible to reasonably estimate the impact of any significant increase or decrease to the unrecognized tax benefits within the next twelve months.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Unrecognized tax benefits – January 1	$374	$195
Gross increases – tax positions in current period	163	179
Unrecognized tax benefits – December 31	$537	$374
To the extent penalties and interest would be assessed on any underpayment of income tax, the Company’s policy is that such amounts would be accrued and classified as a component of income tax expense in the financial statements. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions.
The Company files U.S federal and multiple state income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending federal or state income tax examinations. As a result of the Company’s net operating loss carryforwards, the Company’s federal and state statutes of limitations remain open for all years until the net operating loss carryforwards are utilized or expire prior to utilization.
As a result of legislation in the state of Connecticut, corporate entities have the opportunity to exchange certain research and development tax credit carryforwards for a cash payment of 65% of the research and development tax credits. The research and development expenses that qualify for Connecticut credits are limited to those costs incurred within Connecticut. The Company has elected to participate in the exchange program and, as a result, has recognized net benefits of $0.5 million for the year ended December 31, 2019 and $0.5 million for the year ended December 31, 2018 which is included in non-operating income in the statements of operations and comprehensive loss. The Company was not eligible for the exchange program for the year ended December 31, 2020 because it no longer qualified as a small business for purposes of the exchange program as its gross income exceeded $70.0 million for the previous tax year.
Income TaxesIncome taxes for the three months ended March 31, 2021 and March 31, 2020 are recorded at the Company’s estimated annual effective income tax rate, subject to adjustments for discrete events, should they occur. The Company’s estimated annual effective tax rate was 0.0% for the three months ended March 31, 2021 and March 31, 2020. The primary reconciling items between the federal statutory rate of 21.0% for these periods and the Company’s overall effective tax rate of 0.0% were related to the effects of deferred state income taxes, stock-based compensation, research and development credits, nondeductible transaction costs and the valuation allowance recorded against the full amount of its net deferred tax assets. A valuation allowance is required when it is more likely than not that some portion or all of the Company’s deferred tax assets will not be realized. The realization of deferred tax assets depends on the generation of sufficient future taxable income during the period in which the Company’s related temporary differences become deductible. The Company has recorded a full valuation allowance against its net deferred tax assets as of March 31, 2021 and March 31, 2020 since management believes that based on the earnings history of the Company, it is more likely than not that the benefits of these assets will not be realized.
CM Life Sciences, Inc.
Investments, Owned, Federal Income Tax Note [Line Items]
Income Tax	INCOME TAX
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Net operating loss carryforward	$16,902
Organizational costs/Startup expenses	23,469
Total deferred tax asset	40,371
Valuation allowance	(40,371)
Deferred tax asset, net of allowance	$—
The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(40,371)

State
Current	$—
Deferred	—
Change in valuation allowance	40,371
Income tax provision	$—
As of December 31, 2020, the Company had a U.S. federal net operating loss carryover of approximately $80,000 available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from July 10, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $40,371.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(20.0)%
Transaction costs	(1.0)%
Change in valuation allowance	0.0%
Income tax provision	0.0%
The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.